UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03596
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Seligman Communications and Information Fund
(formerly known as Seligman Communications and Information Fund)
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.9%)
General Dynamics Corp.	1,123,700		$70,579,597

Biotechnology (0.7%)
Gilead Sciences, Inc.	729,800	(b)	25,988,178

Communications Equipment (7.9%)
Cisco Systems, Inc.	6,668,400	(b)	146,037,960
Nortel Networks Corp.	819	(b,c)	18
QUALCOMM, Inc.	3,240,900		146,229,408

Total			292,267,386

Computers & Peripherals (11.7%)
Apple, Inc.	749,700	(b)	212,727,376
Electronics for Imaging, Inc.	4,784,000	(b,d,g)	57,982,080
Hewlett-Packard Co.	3,832,602		161,237,566

Total			431,947,022

Electrical Equipment (0.5%)
Sensata Technologies Holding NV	909,169	(b,c)	17,965,179

Electronic Equipment, Instruments & Components (2.4%)
Agilent Technologies, Inc.	598,700	(b)	19,978,619
Avnet, Inc.	1,480,400	(b)	39,985,604
Elster Group SE, ADR	606,780	(b,c)	8,373,564
Jabil Circuit, Inc.	1,302,300		18,766,143

Total			87,103,930

Health Care Equipment & Supplies (2.0%)
Boston Scientific Corp.	1,887,700	(b)	11,571,601
St. Jude Medical, Inc.	1,597,800	(b)	62,857,452

Total			74,429,053

Internet Software & Services (6.4%)
Google, Inc., Class A	258,600	(b,d)	135,969,294
IntraLinks Holdings, Inc.	463,006	(b)	7,829,431
Open Text Corp.	1,167,298	(b,c,g)	54,909,698
SciQuest, Inc.	330,225	(b)	3,989,118
VeriSign, Inc.	1,070,000	(b,d)	33,961,800

Total			236,659,341

IT Services (6.2%)
Amdocs Ltd.	6,140,795	(b,c)	175,995,184
Fidelity National Information Services, Inc.	646,300		17,534,119
Lender Processing Services, Inc.	735,600		24,443,988
Rolta India Ltd.	2,927,900	(c)	10,554,513

Total			228,527,804

Issuer	Shares		Value(a)
Life Sciences Tools & Services (0.5%)
Life Technologies Corp.	209,865	(b)	9,798,597
Thermo Fisher Scientific, Inc.	191,900	(b)	9,188,172

Total			18,986,769

Media (0.5%)
Virgin Media, Inc.	837,400	(d)	19,276,948

Office Electronics (2.0%)
Xerox Corp.	7,158,300		74,088,405

Semiconductors & Semiconductor Equipment (12.9%)
Amkor Technology, Inc.	7,632,238	(b,d)	50,143,804
Analog Devices, Inc.	2,780,320	(d)	87,246,442
ASML Holding NV	681,300	(c)	20,255,049
KLA-Tencor Corp.	2,879,600	(d)	101,448,308
Marvell Technology Group Ltd.	2,028,543	(b,c)	35,519,788
National Semiconductor Corp.	3,382,358	(d)	43,192,712
Novellus Systems, Inc.	3,998,600	(b)	106,282,788
ON Semiconductor Corp.	1,272,900	(b,d)	9,177,609
Texas Instruments, Inc.	689,600		18,715,744

Total			471,982,244

Software (42.4%)
Adobe Systems, Inc.	2,282,200	(b,d)	59,679,530
Aspen Technology, Inc.	3,201,944	(b)	33,204,159
BMC Software, Inc.	4,918,164	(b)	199,087,279
BroadSoft, Inc.	314,475	(b)	2,723,354
Check Point Software Technologies Ltd.	4,870,743	(b,c,d)	179,876,539
ChinaCache International Holdings Ltd., ADR	38,600	(b,c)	536,540
JDA Software Group, Inc.	2,089,800	(b,d)	52,997,328
Mentor Graphics Corp.	2,335,522	(b,d,g)	24,686,468
Micro Focus International PLC	1,044,464	(c)	6,259,060
Microsoft Corp.	6,421,900		157,272,331
Nuance Communications, Inc.	7,789,700	(b,d)	121,830,908
Oracle Corp.	4,537,500		121,831,875
Parametric Technology Corp.	7,010,970	(b,d,g)	136,994,354
Symantec Corp.	12,351,800	(b,d)	187,376,806
Synopsys, Inc.	11,090,171	(b,g)	274,703,535

Total			1,559,060,066

Wireless Telecommunication Services (0.5%)
China Mobile Ltd.	1,636,500	(c)	16,757,952

Total Common Stocks (Cost: $3,472,343,523)			$3,625,619,874

Preferred Stocks (0.1%)

Issuer	Shares		Value(a)
Communications Equipment (—%)
Flashpoint Technology, Inc. Convertible	246,914	(b,e,f,h)	$—

Computers & Peripherals (0.1%)
Silver Peak Systems, Inc. Convertible	2,620,545	(b,f,h)	2,332,285

Issuer	Shares		Value(a)
Independent Power Producers & Energy Traders (—%)
MiaSole Convertible	805,620	(b,f,h)	1,611,240

Total Preferred Stocks (Cost: $21,074,781)			$3,943,525

Warrants (—%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Independent Power Producers & Energy Traders
MiaSole Promissory Note
Secured
10-15-10	0.000%	$1	(b,e,f,h)	$—

Total Warrants
(Cost: $21)				$—

Bonds (—%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Independent Power Producers & Energy Traders
MiaSole Promissory Note
Secured Convertible
10-15-10	5.000%	$210,905	(f)	$210,905

Total Bonds
(Cost: $210,905)				$210,905

Money Market Fund (1.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	61,124,920	(j)	$61,124,920

Total Money Market Fund (Cost: $61,124,920)			$61,124,920

Investments of Cash Collateral Received for Securities on Loan (9.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.3%)
Amsterdam Funding Corp.
10-08-10	0.501%	$9,987,222	$9,987,222
Argento Variable Funding Company LLC
10-25-10	0.300	7,998,267	7,998,267
Grampian Funding LLC
10-04-10	0.280	4,249,537	4,249,537
Rhein-Main Securitisation Ltd.
10-12-10	0.611	9,983,903	9,983,903
Thames Asset Global Securities
10-13-10	0.511	4,993,412	4,993,412
Windmill Funding Corp.
10-08-10	0.501	9,987,222	9,987,222

Total			47,199,563

Certificates of Deposit (4.6%)
Bank of Tokyo Securities
10-14-10	0.550	9,985,964	9,985,964
BNP Paribas
10-15-10	0.327	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Credit Agricole
10-12-10	0.327	14,000,000	14,000,000
Credit Industrial et Commercial
11-19-10	0.410	5,000,064	5,000,064
Deutsche Bank AG
12-06-10	0.438	6,000,000	6,000,000
01-10-11	0.468	4,999,868	4,999,868
DZ Bank AG
11-22-10	0.355	4,996,896	4,996,896
Erste Bank der Oesterreichische
10-01-10	0.370	4,000,000	4,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	15,000,000	15,000,000
KBC Bank NV
10-13-10	0.425	4,998,230	4,998,230
10-22-10	0.350	4,500,000	4,500,000
La Banque Postale
11-16-10	0.345	1,998,831	1,998,831
Lloyds Bank PLC
10-14-10	0.520	2,000,000	2,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	15,000,000	15,000,000
National Australia Bank Ltd.
03-17-11	0.307	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	8,000,000	8,000,000
Norinchukin Bank
10-14-10	0.565	10,000,000	10,000,000
Pohjola Bank PLC
12-29-10	0.410	4,994,767	4,994,767
Rabobank Group
10-27-10	0.306	8,000,000	8,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	2,000,000	2,000,000
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	5,000,000	5,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	4,995,580	4,995,580
Union Bank of Switzerland
10-18-10	0.455	10,000,000	10,000,000

Total			170,464,677

Commercial Paper (0.6%)
Belmont Funding LLC
10-18-10	0.530	9,995,289	9,995,289
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	9,987,108	9,987,108
Suncorp Metway Ltd.
10-06-10	0.300	1,999,517	1,999,517

Total			21,981,914

Other Short-Term Obligations (0.2%)
Natixis Financial Products LLC
10-01-10	0.550	5,000,000	5,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	4,000,000	4,000,000

Total			9,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (2.3%)(i)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $33,955,617	0.280%	$33,955,353	$33,955,353
Morgan Stanley dated 04-15-10, matures 10-29-10, repurchase price $15,005,438	0.450	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $30,000,417	0.500	30,000,000	30,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,049	0.350	5,000,000	5,000,000

Total			83,955,353

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $332,601,507)			$332,601,507

Total Investments in Securities
(Cost: $3,887,355,657)(k)			$4,023,500,731

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 14.31% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Negligible market value.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $4,154,430, representing 0.11% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Flashpoint Technology, Inc.
Convertible	09-10-99	$1,000,844
Silver Peak Systems, Inc.
Convertible	01-14-08	10,041,774
MiaSole
Convertible	07-10-08	10,032,163
MiaSole Promissory Note
Secured
0.000% 2010	09-10-10	21
MiaSole Promissory Note
Secured Convertible
5.000% 2010	09-10-10	210,905

(g)	Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Sept. 30, 2010 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	cost	cost	cost	cost	income	Value(a)

Electronics for Imaging, Inc.	$115,098,517	$—	$232,769	$114,865,748	$—	$57,982,080
Mentor Graphics Corp.*	73,338,974	5,599,708	57,529,531	21,409,151	—	24,686,468
Open Text Corp.*	131,362,445	22,973,075	108,506,437	45,829,083	—	54,909,698
Parametric Technology Corp.	115,731,182	14,487,870	34,081,429	96,137,623	—	136,994,354
Synopsys, Inc.	274,666,837	—	—	274,666,837	—	274,703,535

Total	$710,197,955	$43,060,653	$200,350,166	$552,908,442	$—	$549,276,135

*	Issuer was not an affiliate for the entire period ended Sept. 30, 2010.

(h)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$21,821,592
Freddie Mac Gold Pool	3,570,906
Freddie Mac Non Gold Pool	3,667,243
Ginnie Mae I Pool	3,694,967
Ginnie Mae II Pool	1,879,752

Total market value of collateral securities	$34,634,460

Morgan Stanley (0.450%)

Security description	Value (a)

Amstel Funding Corp	$1,169,469
Argento Variable Fund	1,647,969
BTM Capital Corp	1,250,082
Can Ast & Can Ltd	1,214,636
Credit Agricole NA	996,599
DnB NOR Bank ASA	1,049,802
Grampian Funding Ltd/LLC	279,535
Royal Bank Of Scotland	1,418,233
Salisbury Rec Co LLC	1,648,820
Sheffield Receivable	1,168,100
Silver Tower US Fund	1,049,564
Solitaire Funding	1,630,870
Straight A Funding	1,226,321

Total market value of collateral securities	$15,750,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$12,326,804
Fannie Mae REMICS	1,167,617
Fannie Mae Whole Loan	32,420
Federal National Mortgage Association	1,725,560
Freddie Mac Gold Pool	3,526,643
Freddie Mac Non Gold Pool	669,016
Freddie Mac REMICS	2,900,419
Ginnie Mae I Pool	2,421,690
Ginnie Mae II Pool	1,250,305
Government National Mortgage Association	276,113
United States Treasury Inflation Indexed Bonds	441
United States Treasury Note/Bond	3,727,769
United States Treasury Strip Coupon	24,868
United States Treasury Strip Principal	550,335

Total market value of collateral securities	$30,600,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$40,047
Amortizing Residential Collateral Trust	181,569
BA Credit Card Trust	29,004
Bear Stearns Asset Backed Securities Trust	44,504
Capital Auto Receivables Asset Trust	2,024
Capital One Multi-Asset Execution Trust	548,565
Capital One Prime Auto Receivables Trust	18
Chase Issuance Trust	39,759
Citibank Credit Card Issuance Trust	323,865
Citigroup Commercial Mortgage Trust	28,283
Citigroup/Deutsche Bank Commercial Mortgage Trust	428,251
Credit-Based Asset Servicing and Securitization LLC	57,911
Discover Card Master Trust I	100,042
First Franklin Mortgage Loan Asset Backed Certificates	180,027
First National Master Note Trust	60,294
Ford Credit Auto Owner Trust	30,799
Goal Capital Funding Trust	11,979
Greenwich Capital Commercial Funding Corp	109,061
GS Mortgage Securities Corp II	423,851
Keycorp Student Loan Trust	715
Massachusetts Educational Financing Authority	59,405
Nelnet Education Loan Funding Inc	204,600
Nelnet Student Loan Trust	658,700
Nissan Auto Lease Trust	148,485
SLC Student Loan Trust	23,950
SLM Student Loan Trust	1,318,558
Structured Asset Investment Loan Trust	36,354
Terwin Mortgage Trust	159,419

Total market value of collateral securities	$5,250,039

(j)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(k)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $3,887,356,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$369,465,000
Unrealized depreciation	(233,320,000)

Net unrealized appreciation	$136,145,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$3,625,619,874	$—	$—	$3,625,619,874
Preferred Stocks
Computers & Peripherals	—	—	2,332,285	2,332,285
Independent Power Producers & Energy Traders	—	—	1,611,240	1,611,240

Total Equity Securities	3,625,619,874	—	3,943,525	3,629,563,399

Bonds
Corporate Debt Securities
Independent Power Producers & Energy Traders	—	—	210,905	210,905

Total Bonds	—	—	210,905	210,905

Other
Affiliated Money Market Fund(c)	61,124,920	—	—	61,124,920
Investments of Cash Collateral Received for Securities on Loan	—	332,601,507	—	332,601,507

Total Other	61,124,920	332,601,507	—	393,726,427

Total	$3,686,744,794	$332,601,507	$4,154,430	$4,023,500,731

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate Debt
	Preferred Stocks	Securities	Total

Balance as of Dec. 31, 2009	$3,812,499	$—	$3,812,499
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	131,026	—	131,026
Sales	—	—	—
Purchases	—	210,905	210,905
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of Sept. 30, 2010	$3,943,525	$210,905	$4,154,430

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $131,026.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Communications and Information Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010